Notes Payable (Details Narrative) (10K) - USD ($)						6 Months Ended		12 Months Ended
	Feb. 10, 2017	Oct. 14, 2016	Feb. 24, 2016	May 04, 2015	Oct. 24, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 08, 2016	Oct. 28, 2015
Warrant to purchase shares of common stock										1,800,364	158,229
Warrant exercise price										$ 1.59
Debt discount amortization						$ 1,392,103	$ 415,653	$ 2,098,665	$ 623,101
Amortization over period						1 year 6 months 7 days		2 years 9 months 22 days
Unamortized debt discount						$ 2,975,606		$ 2,367,708	1,383,905
Third Convertible Secured Term Note and Warrant [Member]
Debt discount amortization								$ 300,831	661,617
Amortization over period								2 years 9 months 22 days
Unamortized debt discount								$ 350,044	$ 533,343
Convertible Promissory Notes [Member]
Debt maturity date						Dec. 31, 2017		Dec. 31, 2017
Debt instrument interest rate						8.50%		8.50%
Debt discount amortization						$ 153,680	$ 147,151
Amortization over period						1 year 6 months 7 days
Convertible Promissory Notes [Member] | Note Purchase Agreement [Member]
Debt instrument conversation price per share	$ 1.00	$ 1.00
Hankey Capital, LLC [Member]
Warrant to purchase shares of common stock					3,955,697
Warrant exercise price					$ 1.58
Warrant expiration date					Oct. 24, 2019
Hankey Capital, LLC [Member] | Second Warrant [Member]
Warrant to purchase shares of common stock				1,898,734
Warrant exercise price				$ 1.58
Warrant expiration date				May 04, 2020
Hankey Capital, LLC [Member] | Third Warrant [Member]
Debt instrument conversation price per share								$ 1.58
Warrant to purchase shares of common stock			1,463,415			791,139		791,139
Warrant exercise price			$ 2.05
Warrant expiration date			Feb. 23, 2021					Dec. 31, 2019
Gross proceeds from warrant issued								$ 1,250,000
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member]
Convertible promissory note amount				$ 2,000,000
Debt maturity date				Dec. 31, 2019
Number of common stock shares issued for lending				2,531,646
Loan commitment fee amount				$ 60,000
Percentage of commitment fee paid				3.00%
Hankey Capital, LLC [Member] | Third Convertible Secured Term Note and Warrant [Member]
Convertible promissory note amount			$ 2,000,000
Debt maturity date			Feb. 23, 2019
Number of common stock shares issued for lending			2,531,646
Loan commitment fee amount			$ 40,000
Percentage of commitment fee paid			2.00%
Hankey Capital, LLC [Member] | Minimum [Member] | Second Secured Convertible Note And Warrant [Member]
Debt instrument interest rate				8.50%
Loan for collateral value ratio percentage				50.00%
Hankey Capital, LLC [Member] | Minimum [Member] | Third Convertible Secured Term Note and Warrant [Member]
Debt instrument interest rate			8.50%
Percentage of average daily price of common stock measured			50.00%
Loan for collateral value ratio percentage			50.00%
Hankey Capital, LLC [Member] | Maximum [Member] | Second Secured Convertible Note And Warrant [Member]
Loan for collateral value ratio percentage				50.00%
Hankey Capital, LLC [Member] | Maximum [Member] | Third Convertible Secured Term Note and Warrant [Member]
Loan for collateral value ratio percentage			50.00%
Hankey Capital, LLC [Member] | Prime Rate [Member] | Second Secured Convertible Note And Warrant [Member]
Debt instrument interest rate				4.00%
Debt instrument conversation price per share				$ 1.58
Hankey Capital, LLC [Member] | Prime Rate [Member] | Third Convertible Secured Term Note and Warrant [Member]
Debt instrument interest rate			4.00%
Debt instrument conversation price per share			$ 1.58
MTF and Hankey Capital, LLC [Member] | Convertible Promissory Notes [Member] | Note Purchase Agreement [Member]
Convertible promissory note amount	$ 1,000,000	$ 600,000
Debt maturity date	Dec. 31, 2017	Dec. 31, 2017
Debt instrument interest rate	8.50%	8.50%
Debt instrument conversation price per share	$ 1.00	$ 1.00
Gross proceeds from convertible notes	$ 5,000,000	$ 5,000,000
Deferred compensation, percentage		20.00%
Debt instrument, maturity date, description		On January 23, 2017 the Company, MTF and Hankey Capital, executed an amendment (the “Amendment”) to the Convertible Notes. The Amendment extends the maturity date of each of the Convertible Notes to December 31, 2017 from December 31, 2016. By extending the maturity date, the date that the Convertible Notes automatically convert into shares of the Company’s Common Stock was also extended to December 31, 2017. The Amendment was effective retroactive to December 31, 2016.
MTF and Hankey Capital, LLC [Member] | Convertible Promissory Notes [Member] | Note Purchase Agreement [Member] | Directors [Member]
Deferred compensation, percentage		50.00%
MTF and Hankey Capital, LLC [Member] | Convertible Promissory Notes [Member] | Note Purchase Agreement [Member] | Noncurrent Stockholders[Member]
Compensation, amount		$ 5,000,000
First Secured Convertible Note and Warrant [Member] | Hankey Capital, LLC [Member]
Convertible promissory note amount					$ 5,000,000
Debt maturity date					Dec. 31, 2019
Number of common stock shares issued for lending					6,329,114
Loan commitment fee amount					$ (150,000)
Percentage of commitment fee paid					3.00%
First Secured Convertible Note and Warrant [Member] | Hankey Capital, LLC [Member] | Minimum [Member]
Debt instrument interest rate					8.50%
Loan for collateral value ratio percentage					50.00%
First Secured Convertible Note and Warrant [Member] | Hankey Capital, LLC [Member] | Maximum [Member]
Loan for collateral value ratio percentage					50.00%
First Secured Convertible Note and Warrant [Member] | Hankey Capital, LLC [Member] | Prime Rate [Member]
Debt instrument interest rate					4.00%
Debt instrument conversation price per share					$ 1.58